Depreciation, amortization, shipping and handling expenses - Summary of Other Operating Income (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure Of Information On Income Statement [line items]
Interest income	¥ 132,083	$ 20,892	¥ 166,970	¥ 177,261
Dividend income from quoted equity securities	168	26	166	959
Gain on disposal of property, plant and equipment	1,224	194
Gain on disposal of quoted equity securities	5,416	857	874	11,528
Gain on disposal of right-of-use assets	14,714	2,327	2,574	9,237
Government grants	152,932	24,190	209,793	122,371
Fair value gain on quoted equity securities	138	22		1,118
Fair value gain on foreign exchange forward contract	0	0	999
Realised foreign exchange gain, net	0	0	1,390	3,604
Unrealised foreign exchange gain, net	0	0	1,827	4,679
Others	19,496	3,083	15,676	16,404
Other operating income	¥ 326,171	$ 51,591	¥ 400,269	¥ 347,161